Related Parties and Others - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Dividends received	₩ 12,416	₩ 19,161	₩ 16,102
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	87,660	73,050	43,830
Other associates [Member] | Korea IT fund [member]
Disclosure of transactions between related parties [Line Items]
Dividends received		6,082	2,103
Other associates [Member] | Uni SK [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received			457
Other associates [Member] | Korea IT Fund and Others [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received	6,597
SK Holdings Co., Ltd. (formerly, SK Holdings Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Dividends paid by the Parent Company			₩ 191,416
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividends paid by the Parent Company	₩ 203,635	₩ 203,635